Summary of Significant Accounting Policies - Schedule of Subsidiaries and its Subsidiary's VIE (Details)	12 Months Ended
Mar. 31, 2025
Distance Learning [Member]
Subsidiaries:
Date of establishment	Dec. 23, 1999
Place of establishment	Mainland, PRC
Percentage of legal ownership by Wah Fu	100.00%
Principal activities	Provider of online education services and technological development and operation services
Shanghai Xin Fu [Member]
Subsidiaries:
Date of establishment	Jul. 20, 2015
Place of establishment	Mainland, PRC
Percentage of legal ownership by Wah Fu	100.00%
Principal activities	No operating revenues
Shanghai Xia Shu [Member]
Subsidiaries:
Date of establishment	Apr. 29, 2016
Place of establishment	Mainland, PRC
Percentage of legal ownership by Wah Fu	100.00%
Principal activities	No operating revenues
Hunan Huafu [Member]
Subsidiaries:
Date of establishment	Jun. 15, 2015
Place of establishment	Mainland, PRC
Percentage of legal ownership by Wah Fu	75.00%
Principal activities	Provider of online education services
Nanjing Suyun [Member]
Subsidiaries:
Date of establishment	Mar. 08, 2017
Place of establishment	Mainland, PRC
Percentage of legal ownership by Wah Fu	70.00%
Principal activities	Provider of online education services
Huaxia MOOC [Member]
Subsidiaries:
Date of establishment	Mar. 15, 2017
Place of establishment	Mainland, PRC
Percentage of legal ownership by Wah Fu	71.00%
Principal activities	Provider of online education services
Guizhou Huafu [Member]
Subsidiaries:
Date of establishment	Apr. 25, 2017
Place of establishment	Mainland, PRC
Percentage of legal ownership by Wah Fu	51.00%
Principal activities	Provider of online education services
Fuzhou Huafu [Member]
Subsidiaries:
Date of establishment	May 21, 2018
Place of establishment	Mainland, PRC
Percentage of legal ownership by Wah Fu	65.00%
Principal activities	Provider of online education services
Guangzhou Huafu [Member]
Subsidiaries:
Date of establishment	Oct. 21, 2019
Place of establishment	Mainland, PRC
Percentage of legal ownership by Wah Fu	60.00%
Principal activities	Provider of online education services
Sichuan Huafu [Member]
Subsidiaries:
Date of establishment	Nov. 08, 2019
Place of establishment	Mainland, PRC
Percentage of legal ownership by Wah Fu	100.00%
Principal activities	Provider of online education services
Chongqing Huafu [Member]
Subsidiaries:
Date of establishment	Jul. 04, 2022	[1]
Place of establishment	Mainland, PRC	[1]
Percentage of legal ownership by Wah Fu	55.00%	[1]
Principal activities	Provider of online education services	[1]
Gansu HuafuMember]
Subsidiaries:
Date of establishment	Apr. 09, 2024
Place of establishment	Mainland, PRC
Percentage of legal ownership by Wah Fu	60.00%
Principal activities	Provider of online education services
Zhihui Xinyu [Member]
Subsidiaries:
Date of establishment	Jul. 23, 2024
Place of establishment	Mainland, PRC
Percentage of legal ownership by Wah Fu	100.00%
Principal activities	Provider of online education services
Digital Information [Member] | Variable interest entity [Member]
Subsidiaries:
Date of establishment	Sep. 14, 2000
Place of establishment	Mainland, PRC
Percentage of legal ownership by Wah Fu
Principal activities	Provider of technological development and operation service and holder of Internet Content Provider (“ICP”) License

[1]	Chongqing Huafu was dissolved on August 30, 2024.